Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 5 — Property and Equipment

Property and equipment consisted of the following at December 31:

	2013	2012

Office Equipment	$1,506	$1,507
Furniture and Fixtures	4,416	4,417
Leasehold Improvements	22,131	22,140
Motor Vehicles	127,020	-
	155,073	28,064
Less: Accumulated Depreciation	(38,654)	(14,366)
	$116,419	$13,698
Depreciation expense was $24,284, $13,250 and $1,101 for the years ended December 31, 2013, 2012 and 2011, respectively.